UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255

                               Total Return Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------
                                                             MARKET VALUE
                                                   SHARES      SEE NOTE 1
--------------------------------------------------------------------------
COMMON STOCKS--61.9%
--------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.2%
--------------------------------------------------------------------------
AUTO COMPONENTS--1.9%
Johnson Controls, Inc.                             61,600   $   3,288,208
--------------------------------------------------------------------------
Visteon Corp.                                     218,800       2,553,396
                                                            --------------
                                                                5,841,604

--------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co.                                     96,300       1,507,095
--------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.4%
Starwood Hotels & Resorts
Worldwide, Inc.                                    17,000         762,450
--------------------------------------------------------------------------
Yum! Brands, Inc. 1                                13,500         502,470
                                                            --------------
                                                                1,264,920

--------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Black & Decker Corp.                               22,700       1,410,351
--------------------------------------------------------------------------
Centex Corp.                                       62,700       2,868,525
--------------------------------------------------------------------------
Fortune Brands, Inc.                               10,300         776,929
--------------------------------------------------------------------------
Maytag Corp.                                       60,200       1,475,502
--------------------------------------------------------------------------
Stanley Works (The)                                31,900       1,454,002
                                                            --------------
                                                                7,985,309

--------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Brunswick Corp.                                    25,900       1,056,720
--------------------------------------------------------------------------
MEDIA--1.5%
Time Warner, Inc. 1                               182,000       3,199,560
--------------------------------------------------------------------------
Viacom, Inc., Cl. B                                43,900       1,568,108
                                                            --------------
                                                                4,767,668

--------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Nordstrom, Inc.                                    38,300       1,631,963
--------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
AutoNation, Inc. 1                                 43,100         737,010
--------------------------------------------------------------------------
Home Depot, Inc.                                   39,600       1,393,920
--------------------------------------------------------------------------
Limited Brands, Inc.                              138,300       2,586,210
                                                            --------------
                                                                4,717,140

--------------------------------------------------------------------------
CONSUMER STAPLES--3.6%
--------------------------------------------------------------------------
BEVERAGES--1.1%
Anheuser-Busch Cos., Inc.                          27,200       1,468,800
--------------------------------------------------------------------------
PepsiCo, Inc.                                      39,900       2,149,812
                                                            --------------
                                                                3,618,612

--------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Wal-Mart Stores, Inc.                              18,700         986,612
--------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-Midland Co.                        106,100       1,780,358
--------------------------------------------------------------------------
Sara Lee Corp.                                     41,800         960,982
                                                            --------------
                                                                2,741,340

                                                             MARKET VALUE
                                                   SHARES      SEE NOTE 1
--------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                 80,500   $   4,029,025
--------------------------------------------------------------------------
ENERGY--5.9%
--------------------------------------------------------------------------
OIL & GAS--5.9%
ChevronTexaco Corp.                                54,300       5,110,173
--------------------------------------------------------------------------
ConocoPhillips                                     58,700       4,478,223
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 173,400       7,700,694
--------------------------------------------------------------------------
Marathon Oil Corp.                                 30,000       1,135,200
                                                            --------------
                                                               18,424,290

--------------------------------------------------------------------------
FINANCIALS--16.6%
--------------------------------------------------------------------------
COMMERCIAL BANKS--4.1%
Bank of America Corp.                              76,600       6,481,892
--------------------------------------------------------------------------
Wachovia Corp.                                    110,500       4,917,250
--------------------------------------------------------------------------
Zions Bancorp                                      20,248       1,244,240
                                                            --------------
                                                               12,643,382

--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.9%
Citigroup, Inc.                                   160,900       7,481,850
--------------------------------------------------------------------------
E*TRADE Financial Corp. 1                         282,900       3,154,335
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            99,600       3,861,492
--------------------------------------------------------------------------
MBNA Corp.                                        154,900       3,994,871
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          18,200         982,436
--------------------------------------------------------------------------
Morgan Stanley                                     95,900       5,060,643
                                                            --------------
                                                               24,535,627

--------------------------------------------------------------------------
INSURANCE--3.5%
ACE Ltd.                                           39,300       1,661,604
--------------------------------------------------------------------------
American International Group, Inc.                 47,000       3,350,160
--------------------------------------------------------------------------
Chubb Corp.                                        31,800       2,168,124
--------------------------------------------------------------------------
MBIA, Inc.                                         55,900       3,193,008
--------------------------------------------------------------------------
Safeco Corp.                                       13,400         589,600
                                                            --------------
                                                               10,962,496

--------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Fannie Mae                                         50,200       3,582,272
--------------------------------------------------------------------------
HEALTH CARE--6.0%
--------------------------------------------------------------------------
BIOTECHNOLOGY--0.8%
Amgen, Inc. 1                                      44,000       2,401,080
--------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Medtronic, Inc.                                    48,400       2,358,048
--------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
Cardinal Health, Inc.                              35,400       2,479,770
--------------------------------------------------------------------------
Express Scripts, Inc. 1                            44,300       3,509,889
--------------------------------------------------------------------------
Humana, Inc. 1                                     49,400         834,860
--------------------------------------------------------------------------
McKesson Corp.                                     57,500       1,973,975
--------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                      7,368         276,300
--------------------------------------------------------------------------
UnitedHealth Group, Inc.                            2,500         155,625
                                                            --------------
                                                                9,230,419


            5 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                             MARKET VALUE
                                                   SHARES      SEE NOTE 1
--------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
Eli Lilly & Co.                                    28,600   $   1,999,426
--------------------------------------------------------------------------
Johnson & Johnson                                  11,500         640,550
--------------------------------------------------------------------------
Merck & Co., Inc.                                  44,800       2,128,000
                                                            --------------
                                                                4,767,976

--------------------------------------------------------------------------
INDUSTRIALS--4.1%
--------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
Northrop Grumman Corp.                             17,000         912,900
--------------------------------------------------------------------------
United Technologies Corp.                           7,200         658,656
                                                            --------------
                                                                1,571,556

--------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Avery-Dennison Corp.                               11,400         729,714
--------------------------------------------------------------------------
H&R Block, Inc.                                    11,800         562,624
--------------------------------------------------------------------------
Waste Management, Inc.                             23,800         729,470
                                                            --------------
                                                                2,021,808

--------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
3M Co.                                             32,000       2,880,320
--------------------------------------------------------------------------
General Electric Co.                               59,700       1,934,280
--------------------------------------------------------------------------
Tyco International Ltd.                            23,800         788,732
                                                            --------------
                                                                5,603,332

--------------------------------------------------------------------------
MACHINERY--1.2%
Deere & Co.                                         8,700         610,218
--------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                          44,000       3,005,640
                                                            --------------
                                                                3,615,858

--------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.8%
--------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Cisco Systems, Inc. 1                              48,100       1,139,970
--------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.6%
Dell, Inc. 1                                      104,200       3,732,444
--------------------------------------------------------------------------
Hewlett-Packard Co.                                36,700         774,370
--------------------------------------------------------------------------
International Business
Machines Corp.                                     26,500       2,335,975
--------------------------------------------------------------------------
NCR Corp. 1                                        25,200       1,249,668
                                                            --------------
                                                                8,092,457

--------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
Agilent Technologies, Inc. 1                      110,000       3,220,800
--------------------------------------------------------------------------
Sanmina-SCI Corp. 1                               226,000       2,056,600
                                                            --------------
                                                                5,277,400

--------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
Applied Micro Circuits Corp. 1                    218,500       1,162,420
--------------------------------------------------------------------------
Intel Corp.                                        98,000       2,704,800
                                                            --------------
                                                                3,867,220

                                                             MARKET VALUE
                                                   SHARES      SEE NOTE 1
--------------------------------------------------------------------------
SOFTWARE--1.9%
Microsoft Corp.                                   147,500   $   4,212,600
--------------------------------------------------------------------------
Symantec Corp. 1                                   41,900       1,834,382
                                                            --------------
                                                                6,046,982

--------------------------------------------------------------------------
MATERIALS--2.9%
--------------------------------------------------------------------------
CHEMICALS--0.5%
Dow Chemical Co.                                   40,500       1,648,350
--------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.8%
Ball Corp.                                         35,900       2,586,595
--------------------------------------------------------------------------
METALS & MINING--1.0%
Alcoa, Inc.                                        89,400       2,952,882
--------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
MeadWestvaco Corp.                                 67,500       1,983,825
--------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
CenturyTel, Inc.                                   27,300         820,092
--------------------------------------------------------------------------
Sprint Corp. (Fon Group)                           36,700         645,920
--------------------------------------------------------------------------
Verizon Communications, Inc.                      171,800       6,217,442
                                                            --------------
                                                                7,683,454

--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Nextel Communications,
Inc., Cl. A 1                                      61,000       1,626,260
--------------------------------------------------------------------------
UTILITIES--2.8%
--------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
Constellation Energy Group, Inc.                   59,100       2,239,890
--------------------------------------------------------------------------
TXU Corp.                                          94,200       3,816,042
                                                            --------------
                                                                6,055,932

--------------------------------------------------------------------------
GAS UTILITIES--0.8%
NiSource, Inc.                                    124,300       2,563,066
                                                            --------------
Total Common Stocks (Cost $186,178,874)                       193,390,545

                                               PRINCIPAL
                                                  AMOUNT
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.2%
--------------------------------------------------------------------------
Bank One Auto Securitization Trust,
Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06        $    467,624         466,731
--------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates,
Series 2003-A, Cl. A2, 1.45%,
11/25/05 2                                        214,602         214,747
--------------------------------------------------------------------------
Caterpillar Financial Asset Trust,
Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2,
1.25%, 10/25/05                                   171,261         171,306
--------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18             76,061          75,975
Series 2003-C, Cl. AF1, 2.14%, 7/25/18            407,761         407,515
Series 2004-A, Cl. AF1, 2.03%, 6/25/19            361,267         360,522


            6 | TOTAL RETURN PORTFOLIO

                                                PRINCIPAL     MARKET VALUE
                                                   AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.38%, 8/25/17 3     $    158,612   $     158,684
Series 2003-4, Cl. 1A1, 1.42%, 9/25/17 2,3        463,713         463,965
Series 2004-1, Cl. 2A1, 1.41%, 9/25/21 3        1,103,470       1,104,112
--------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08             160,000         162,616
Series 2003-A, Cl. A2, 1.26%, 1/16/06             141,423         141,428
Series 2003-B, Cl. A2, 1.28%, 3/15/06             252,056         251,942
--------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07            520,000         529,892
--------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.40%, 5/25/33 3          167,573         167,665
Series 2003-3, Cl. AF1, 1.42%, 8/25/33 2,3        265,759         265,897
--------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05 2           804,756         805,042
Series 2003-B, Cl. A2, 1.61%, 7/8/06            1,290,000       1,288,465
--------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl. A2,
2.13%, 10/15/06                                 1,160,000       1,157,869
--------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07             232,620         232,918
Series 2003-3, Cl. A1, 1.50%, 1/15/08             585,968         584,799
--------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05            423,183         423,233
Series 2003-3, Cl. A2, 1.52%, 4/21/06 2           975,045         974,558
Series 2003-4, Cl. A2, 1.58%, 7/17/06           1,120,000       1,118,822
--------------------------------------------------------------------------
Household Automotive Trust,
Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06            570,000         569,147
--------------------------------------------------------------------------
Litigation Settlement Monetized Fee
Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2        1,481,653       1,511,286
--------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07            545,675         547,523
Series 2003-1, Cl. A2, 1.60%, 7/20/06             950,000         949,848
--------------------------------------------------------------------------
National City Auto Receivables Trust,
Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07             520,000         518,031

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Nissan Auto Lease Trust, Automobile
Lease Obligations, Series 2003-A,
Cl. A2, 1.69%, 12/15/05                      $    696,405   $     697,076
--------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06            160,000         162,241
Series 2003-B, Cl. A2, 1.20%, 11/15/05            611,004         611,154
Series 2004-A, Cl. A2, 1.40%, 7/17/06             600,000         597,302
--------------------------------------------------------------------------
Salomon Smith Barney Auto Loan
Trust, Asset-Backed Automobile Loan
Obligations, Series 2002-1, Cl. A2,
1.83%, 9/15/05                                     27,170          27,192
--------------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06             135,473         136,431
Series 2003-A, Cl. A2, 1.28%, 8/15/05             273,073         273,214
Series 2003-B, Cl. A2, 1.43%, 2/15/06 2           611,720         611,311
--------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06            277,253         278,103
Series 2003-1, Cl. A2, 1.22%, 4/17/06             330,551         330,524
Series 2004-1, Cl. A2, 1.43%, 9/15/06           1,420,000       1,413,797
--------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced
Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05            268,883         268,717
Series 2003-2, Cl. A2, 1.55%, 6/20/06             650,000         649,470
--------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile
Loan Receivable Certificates:
Series 2002-1, Cl. A2, 1.88%, 6/15/05 4            93,730          93,812
Series 2003-1, Cl. A2A, 1.40%, 4/15/06            879,213         878,575
                                                            -------------
Total Asset-Backed Securities
(Cost $22,650,251)                                             22,653,457

--------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--28.2%
--------------------------------------------------------------------------
Bank of America Mortgage Securities,
Inc., Collateralized Mtg. Obligations
Pass-Through Certificates,
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34           621,535         624,643
--------------------------------------------------------------------------
CIT Equipment Collateral, Equipment
Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%,
12/20/05                                          269,334         269,368
--------------------------------------------------------------------------
Fannie Mae Whole Loan, Gtd. Real
Estate Mtg. Investment Conduit
Pass-Through Certificates,
Trust 2003-W6, Cl. 2A1, 2.232%,
9/25/42                                           441,440         441,421
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 7/1/34 5                                    6,445,000       6,221,436
5.50%, 1/1/34                                     363,190         362,260
7%, 9/1/33-11/1/33                              1,292,067       1,366,551


            7 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------
                                                PRINCIPAL     MARKET VALUE
                                                   AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp.: Continued
7%, 7/1/34 5                                 $  4,229,000   $   4,460,276
8%, 4/1/16                                        382,552         409,629
9%, 8/1/22-5/1/25                                 112,845         126,582
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                248,229         251,419
Series 2055, Cl. ZM, 6.50%, 5/15/28               447,385         467,565
Series 2080, Cl. Z, 6.50%, 8/15/28                291,299         299,042
Series 2102, Cl. VA, 6%, 10/15/09                 110,713         110,953
Series 2387, Cl. PD, 6%, 4/15/30                  658,334         669,510
Series 2491, Cl. PE, 6%, 12/15/27                 128,657         128,856
Series 2498, Cl. PC, 5.50%, 10/15/14              106,520         108,989
Series 2500, Cl. FD, 1.739%, 3/15/32 3            172,381         173,857
Series 2526, Cl. FE, 1.639%, 6/15/29 3            208,994         208,552
Series 2551, Cl. FD, 1.639%, 1/15/33 3            172,583         173,553
Series 2551, Cl. TA, 4.50%, 2/15/18               527,275         528,866
--------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 10.907%, 6/1/26 6             318,402          68,370
Series 183, Cl. IO, 10.362%, 4/1/27 6             522,325         113,228
Series 184, Cl. IO, 12.487%, 12/1/26 6            510,416         117,095
Series 192, Cl. IO, 21.084%, 2/1/28 6             134,362          30,045
Series 200, Cl. IO, 19.842%, 1/1/29 6             161,304          37,895
Series 2130, Cl. SC, 38.323%, 3/15/29 6           378,003          41,296
Series 2796, Cl. SD, 46.643%, 7/15/26 6           527,184          54,357
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 5.016%, 6/1/26 7              130,359         110,008
Series 199, Cl. PO, 4.453%, 8/1/28 7              445,608         365,760
Series 203, Cl. PO, 4.719%, 6/1/29 7              446,210         363,953
Series 217, Cl. PO, 4.79%, 2/1/32 7               170,555         138,542
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Structured Pass-Through Securities,
Collateralized Mtg. Obligations,
Series T-42, Cl. A2, 5.50%, 2/25/42                15,946          15,967
--------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/18 5                                2,828,000       2,763,488
5%, 7/15/34 5                                   1,629,000       1,576,007
5.50%, 7/1/33-3/1/34                            3,690,184       3,683,617
5.50%, 7/17/19-7/14/34 5                       15,033,000      15,108,138
6.50%, 4/1/24-10/1/30                             392,898         410,972
6.50%, 7/1/34 5                                11,445,000      11,917,106
7%, 2/25/22-11/1/33                             2,487,411       2,618,116
7%, 7/14/34 5                                  20,086,000      21,184,463
7.50%, 5/1/07-12/1/08                             135,021         141,775
8%, 3/1/17-6/1/17                                  33,620          36,882
8.50%, 7/1/32                                      57,697          62,483

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23         $    733,386   $     771,167
Trust 1998-63, Cl. PG, 6%, 3/25/27                206,112         208,335
Trust 2001-50, Cl. NE, 6%, 8/25/30                354,732         363,015
Trust 2001-70, Cl. LR, 6%, 9/25/30                335,477         347,934
Trust 2001-72, Cl. NH, 6%, 4/25/30                293,386         302,253
Trust 2001-74, Cl. PD, 6%, 5/25/30                121,900         126,524
Trust 2002-50, Cl. PD, 6%, 9/25/27                330,000         339,240
Trust 2002-73, Cl. PA, 5%, 1/25/17                 51,446          51,417
Trust 2002-77, Cl. WF, 1.664%,
12/18/32 3                                        288,555         289,531
Trust 2002-94, Cl. MA, 4.50%,
8/25/09                                           572,639         576,961
Trust 2003-81, Cl. PA, 5%, 2/25/12                205,031         207,581
--------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS,
32.926%, 4/25/32 6                                703,453          72,255
Trust 2002-51, Cl. S, 38.313%,
8/25/32 6                                         645,940          64,863
Trust 2004-54, Cl. DS, 43.156%,
7/25/34 6                                         671,000          52,422
--------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 7.507%, 6/1/23 6                961,579         215,999
Trust 240, Cl. 2, 9.065%, 9/1/23 6              1,096,122         243,630
Trust 252, Cl. 2, 4.017%, 11/1/23 6               763,734         176,495
Trust 254, Cl. 2, 7.064%, 1/1/24 6                379,919          87,569
Trust 273, Cl. 2, 10.569%, 7/1/26 6               225,046          48,447
Trust 1993-223, Cl. PM, 1.746%,
10/25/23 6                                        514,422          57,294
Trust 2002-52, Cl. SD, 35.235%,
9/25/32 6                                         863,704          86,951
--------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security:
Trust 301, Cl. 1, 5.295%, 4/1/29 7                762,961         623,422
Trust 1993-184, Cl. M,
7.133%, 9/25/23 7                                 278,769         231,114
--------------------------------------------------------------------------
First Union/Lehman Brothers/Bank
of America, Commercial Mtg.
Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                          340,000         367,097
--------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                   284,962         305,458


            8 | TOTAL RETURN PORTFOLIO

                                                PRINCIPAL     MARKET VALUE
                                                   AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                         $    293,350   $     313,157
7.50%, 1/15/09-6/15/24                            615,070         662,636
8%, 5/15/17                                       123,468         136,394
8.50%, 8/15/17-12/15/17                           134,746         149,752
--------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 31.65%,
1/16/27 6                                         573,721          54,774
Series 2002-15, Cl. SM, 25.708%,
2/16/32 6                                         657,619          58,817
Series 2002-76, Cl. SY, 30.918%,
12/16/26 6                                      1,337,820         127,961
Series 2004-11, Cl. SM, 30.652%,
1/17/30 6                                         550,124          52,423
--------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                    380,000         412,702
--------------------------------------------------------------------------
Prudential Mortgage Capital Co.
II LLC, Commercial Mtg.
Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                   251,000         280,833
--------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized
Mtg. Pass-Through Certificates,
Series 2003-AR12, Cl. A2, 2.45%,
2/25/34 3                                       1,120,000       1,122,354
                                                            -------------
Total Mortgage-Backed Obligations
(Cost $86,966,818)                                             87,951,668

--------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.9%
--------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds, Series EY06, 5.25%, 8/15/06                867,000         905,428
--------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
2.75%, 8/15/06                                    755,000         750,176
2.875%, 12/15/06                                  590,000         584,594
4.50%, 1/15/13                                    165,000         159,194
4.875%, 11/15/13                                1,925,000       1,890,090
--------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
4.25%, 7/15/07                                    250,000         254,792
6%, 5/15/08-5/15/11                             5,140,000       5,536,384
7.25%, 1/15/10-5/15/30                          2,075,000       2,393,930
--------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                    364,000         424,361
Series C, 4.75%, 8/1/13                            55,000          53,762
Series C, 6%, 3/15/13                              50,000          53,442
--------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS,
2.99%, 2/15/10 8                                  415,000         329,786

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
U.S. Treasury Nts.:
3.875%, 5/15/09                              $  1,362,000   $   1,367,001
4.75%, 5/15/14                                    179,000         180,923
5.75%, 8/15/10                                    287,000         313,010
                                                            --------------
Total U.S. Government
Obligations (Cost $15,603,450)                                 15,196,873

--------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
--------------------------------------------------------------------------
United Mexican States Nts., 7.50%,
1/14/12 (Cost $302,743)                           300,000         324,000

--------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.4%
--------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                            595,000         634,425
--------------------------------------------------------------------------
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08                 285,000         313,500
--------------------------------------------------------------------------
American Honda Finance Corp.,
3.85% Nts., 11/6/08                               165,000         162,234
--------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50%
Sr. Unsec. Nts., 5/1/074                          475,000         521,146
--------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts.,
12/15/30                                          520,000         638,671
--------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec.
Sub. Nts., 5/1/08                                  50,000          55,831
--------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr.
Unsec. Nts., 5/15/11                              295,000         312,700
--------------------------------------------------------------------------
Boeing Capital Corp., 5.65% Sr.
Unsec. Nts., 5/15/06                               91,000          95,661
--------------------------------------------------------------------------
British Telecommunications plc,
7.875% Nts., 12/15/05                             375,000         401,074
--------------------------------------------------------------------------
Caesars Entertainment, Inc., 7% Sr.
Unsec. Sub. Nts., 7/15/04                         245,000         245,000
--------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                           315,000         319,807
8.125% Unsec. Nts., Series B,
7/15/05                                           195,000         204,879
--------------------------------------------------------------------------
Chesapeake Energy Corp.,
7.50% Sr. Nts., 6/15/14                           320,000         331,200
--------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec.
Nts., 5/15/07                                     700,000         764,694
--------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                               330,000         376,908
--------------------------------------------------------------------------
Citizens Communications Co.,
9.25% Sr. Nts., 5/15/11                           171,000         178,954
--------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub.
Nts., Series B, 6/1/05                             87,000          88,723
--------------------------------------------------------------------------
Cox Communications, Inc., 7.75%
Unsec. Nts., 8/15/06                              395,000         429,486
--------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                          305,000         325,706


            9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                PRINCIPAL     MARKET VALUE
                                                   AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec.
Sub. Nts., 3/15/11                           $    275,000   $     304,906
--------------------------------------------------------------------------
DaimlerChrysler North America
Holding Corp., 4.75% Unsec. Nts.,
1/15/08                                           590,000         595,368
--------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                 365,000         383,837
--------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10                                           420,000         491,379
--------------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                          365,000         421,716
--------------------------------------------------------------------------
DTE Energy Co.:
6.375% Sr. Nts., 4/15/33                          320,000         300,620
6.45% Sr. Unsub. Nts., 6/1/06                     270,000         284,094
--------------------------------------------------------------------------
Edison International, 6.875%
Unsec. Nts., 9/15/04                              153,000         154,339
--------------------------------------------------------------------------
EOP Operating LP, 7.75%
Unsec. Nts., 11/15/07                             390,000         433,136
--------------------------------------------------------------------------
FedEx Corp., 2.65% Nts., 4/1/07 9                 655,000         636,480
--------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr.
Unsub. Nts., Series A, 11/15/06                   610,000         631,407
--------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07              400,000         426,972
--------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec.
Unsub. Debs., 3/1/30                              270,000         298,282
--------------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec.
Unsub. Debs., 1/15/32                              50,000          54,646
--------------------------------------------------------------------------
France Telecom SA:
8.20% Sr. Unsec. Nts., 3/1/06                     230,000         246,688
9% Sr. Unsec. Nts., 3/1/11                        325,000         377,106
9.50% Sr. Unsec. Nts., 3/1/31 3                    75,000          94,395
--------------------------------------------------------------------------
Franklin Resources, Inc., 3.70%
Nts., 4/15/08                                     215,000         211,867
--------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts.,
9/15/07 2                                         240,000         259,800
--------------------------------------------------------------------------
General Motors Acceptance
Corp., 6.875% Unsec. Unsub. Nts.,
8/28/12                                         1,095,000       1,115,621
--------------------------------------------------------------------------
General Motors Corp., 8.375%
Sr. Unsec. Debs., 7/15/33                          15,000          15,922
--------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The), 2.375% Nts.,
6/1/06                                            175,000         172,241
--------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts.,
6/15/10                                           795,000         803,178
--------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts.,
4/15/07                                           225,000         244,125
--------------------------------------------------------------------------
Hutchison Whampoa International
Ltd., 7.45% Sr. Bonds, 11/24/33 9                 250,000         240,101
--------------------------------------------------------------------------
iStar Financial, Inc., 2.719% Sr. Nts.,
3/12/07 2,3                                       495,000         498,094

                                                PRINCIPAL    MARKET VALUE
                                                   AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
J.C. Penney Co., Inc., 7.60% Nts.,
4/1/07                                       $    585,000   $     633,994
--------------------------------------------------------------------------
John Hancock Global Funding II,
7.90% Nts., 7/2/10 9                              275,000         318,968
--------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec.
Nts., 9/1/12                                      365,000         387,336
--------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07             725,000         754,505
--------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts.,
8/15/07                                           445,000         494,047
--------------------------------------------------------------------------
Lear Corp., 7.96% Sr. Unsec. Nts.,
Series B, 5/15/05                                 575,000         599,690
--------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts.,
9/25/06                                           265,000         264,659
--------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875%
Unsec. Unsub. Nts., 11/1/06                        81,000          86,728
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.,
4.125% Nts., Series C, 1/15/09                    620,000         612,171
--------------------------------------------------------------------------
MidAmerican Energy Holdings Co.,
5.875% Sr. Unsec. Nts., 10/1/12                   655,000         666,171
--------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                430,000         463,627
--------------------------------------------------------------------------
Nationwide Financial Services, Inc.,
5.90% Nts., 7/1/12                                345,000         359,130
--------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
5.375% Sr. Unsec. Nts., 10/1/04                   175,000         176,497
--------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                45,000          44,513
7.875% Sr. Unsec. Nts., 11/15/10                  475,000         545,230
--------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%
Sr. Nts., 2/15/11                                 390,000         438,855
--------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub.
Nts., 9/15/27                                     200,000         225,000
--------------------------------------------------------------------------
PF Export Receivables Master
Trust, 3.748% Sr. Nts., Series B,
6/1/13 9                                          235,000         224,154
--------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 9                       510,000         613,806
--------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 9                              730,000         884,210
--------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%
Unsec. Nts., 4/16/07                              315,000         331,538
--------------------------------------------------------------------------
Pulte Homes, Inc., 8.375% Sr. Nts.,
8/15/04                                           105,000         105,483
--------------------------------------------------------------------------
Safeway, Inc.:
2.50% Nts., 11/1/05                               185,000         183,923
4.80% Sr. Unsec. Nts., 7/16/07                    450,000         460,303
--------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                   300,000         317,593
8.75% Nts., 3/15/32                               270,000         315,528
--------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr.
Unsec. Debs., 2/1/12                              810,000       1,016,923


            10 | TOTAL RETURN PORTFOLIO

                                                PRINCIPAL     MARKET VALUE
                                                   AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec.
Nts., 12/1/07                                $    255,000   $     285,600
--------------------------------------------------------------------------
Telefonos de Mexico SA de CV,
8.25% Sr. Unsec. Nts., 1/26/06                    230,000         247,037
--------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec.
Nts., Series C, 1/1/08                            253,000         269,329
--------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs.,
1/15/13                                           375,000         457,868
--------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
10.15% Sr. Nts., 5/1/12                           185,000         235,902
--------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11          295,000         321,550
--------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                 66,000          66,775
6.375% Sr. Unsec. Unsub. Nts., 2/15/06            420,000         441,130
6.75% Sr. Unsub. Nts., 2/15/11                    203,000         220,872
--------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec.
Unsub. Nts., 6/15/07                              590,000         624,598
--------------------------------------------------------------------------
Walt Disney Co. (The):
4.875% Nts., 7/2/04                               320,000         320,000
5.375% Sr. Unsec. Nts., 6/1/07                    395,000         411,591
--------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                              105,000         109,311
7.75% Sr. Unsec. Nts., 5/15/32                    100,000         114,205
--------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec.
Unsub. Nts., 3/15/05                              132,000         134,814
--------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec.
Nts., 4/15/06                                     610,000         663,573
                                                            --------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $31,990,528)                             32,545,656

--------------------------------------------------------------------------
SHORT-TERM NOTES--0.6%
--------------------------------------------------------------------------
Federal Home Loan Bank,
1.2%, 7/1/04 (Cost $1,800,000)                  1,800,000       1,800,000

--------------------------------------------------------------------------
STRUCTURED NOTES--1.7%
--------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp.
Sec. Credit Linked Nts., Series 2003-1,
2.88%, 1/7/05 2,3                               2,650,000       2,630,655
--------------------------------------------------------------------------
UBS AG, High Grade Credit Linked
Nts., 3.111%, 12/10/04 2,3                      2,650,000       2,650,000
                                                            --------------
Total Structured Notes
(Cost $5,300,000)                                               5,280,655

--------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.4%
--------------------------------------------------------------------------
Undivided interest of 1.35% in joint
repurchase agreement (Principal Amount/Market
Value $1,249,774,000, with a maturity value
of $1,249,822,255) with UBS Warburg LLC,
1.39%, dated 6/30/04, to be repurchased at
$16,917,653 on 7/1/04, collateralized by
Federal Home Loan Mortgage Corp., 4.50%,
6/1/19, with a value of $340,921,875 and
Federal National Mortgage Assn., 4.50%--5%,
4/1/19--3/1/34, with a value of
$937,433,252 (Cost $16,917,000)              $ 16,917,000   $  16,917,000

--------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $367,709,664)                                 120.4%    376,059,854
--------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                        (20.4)    (63,781,962)
                                             -----------------------------
NET ASSETS                                          100.0%  $ 312,277,892
                                             =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Identifies issues considered to be illiquid. See Note 7 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. Securities with an aggregate market value of $203,527 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

5. When-issued security or forward commitment to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,862,186 or 0.60% of the Fund's net assets as of June 30, 2004.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,832,799 or 0.59% of the Portfolio's net assets as of June 30, 2004.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,917,719 or 0.93% of the Portfolio's net assets as of June 30, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            11 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $367,709,664)--see accompanying statement of investments                   $ 376,059,854
---------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $2,460,204 sold on a when-issued basis or forward commitment)                  4,703,753
Interest, dividends and principal paydowns                                                                 1,314,096
Futures margins                                                                                               31,437
Shares of capital stock sold                                                                                   3,278
Other                                                                                                          5,952
                                                                                                       -------------
Total assets                                                                                             382,118,370

---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                             3,724,179
---------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $65,227,905 purchased on a when-issued basis or forward commitment)      65,651,973
Shares of capital stock redeemed                                                                             428,835
Directors' compensation                                                                                        7,566
Transfer and shareholder servicing agent fees                                                                    825
Shareholder communications                                                                                        48
Other                                                                                                         27,052
                                                                                                       -------------
Total liabilities                                                                                         69,840,478

---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 312,277,892
                                                                                                       =============

---------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                   $     247,593
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               435,939,718
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                          2,800,335
---------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                            (135,196,975)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                 8,487,221
                                                                                                       -------------
NET ASSETS--applicable to 247,592,765 shares of capital stock outstanding                              $ 312,277,892
                                                                                                       =============

---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                               $        1.26

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            12 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------

For the Six Months Ended June 30, 2004
--------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------
Dividends                                              $  1,943,285
--------------------------------------------------------------------
Interest                                                  1,908,130
                                                       -------------
Total investment income                                   3,851,415

--------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------
Management fees                                           1,002,281
--------------------------------------------------------------------
Custodian fees and expenses                                   8,341
--------------------------------------------------------------------
Accounting service fees                                       7,500
--------------------------------------------------------------------
Directors' compensation                                       5,261
--------------------------------------------------------------------
Transfer and shareholder servicing agent fees                 4,990
--------------------------------------------------------------------
Other                                                        13,765
                                                       -------------
Total expenses                                            1,042,138
Less reduction to custodian expenses                           (645)
                                                       -------------
Net expenses                                              1,041,493

--------------------------------------------------------------------
NET INVESTMENT INCOME                                     2,809,922

--------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                              13,022,360
Closing of futures contracts                                 71,064
Swap contracts                                              (27,135)
                                                       -------------
Net realized gain                                        13,066,289
--------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                              (6,252,859)
Futures contracts                                            55,609
Swap contracts                                               (3,406)
                                                       -------------
Net change in unrealized appreciation                    (6,200,656)

--------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $  9,675,555
                                                       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            13 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
                                                                                  SIX MONTHS             YEAR
                                                                                       ENDED            ENDED
                                                                               JUNE 30, 2004     DECEMBER 31,
                                                                                 (UNAUDITED)             2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                          $   2,809,922    $   6,718,387
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 13,066,289        9,754,056
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              (6,200,656)      43,445,647
                                                                               -------------------------------
Net increase in net assets resulting from operations                               9,675,555       59,918,090

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                              (6,755,713)     (10,318,915)

--------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions             (18,563,316)     (34,252,980)

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                        (15,643,474)      15,346,195
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              327,921,366      312,575,171
                                                                               -------------------------------
End of period (including accumulated net investment income of $2,800,335 and
$6,746,126, respectively)                                                      $ 312,277,892    $ 327,921,366
                                                                               ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            14 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS                                                          YEAR
                                                           ENDED                                                         ENDED
                                                   JUNE 30, 2004                                                  DECEMBER 31,
                                                     (UNAUDITED)          2003        2002       2001       2000          1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 1.25       $  1.07    $  1 .29    $  1.45    $  1.75       $  1.91
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .01           .03         .04        .04        .07           .07
Net realized and unrealized gain (loss)                      .03           .19        (.22)      (.14)      (.10)         (.10)
                                                          -----------------------------------------------------------------------
Total from investment operations                             .04           .22        (.18)      (.10)      (.03)         (.03)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.03)         (.04)       (.04)      (.06)      (.08)         (.06)
Distributions from net realized gain                          --            --          --         --       (.19)         (.07)
                                                          -----------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (.03)         (.04)       (.04)      (.06)      (.27)         (.13)
                                                          -----------------------------------------------------------------------
Net asset value, end of period                            $ 1.26       $  1.25    $   1.07    $  1.29    $  1.45       $  1.75
                                                          =======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                          2.93%        21.10%     (14.45)%    (6.94)%    (2.51)%       (1.54)%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $  312       $   328    $    313    $   446    $   606       $ 1,074
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                          $  322       $   313    $    370    $   509    $   791       $ 1,230
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                       1.75%         2.15%       2.79%      2.33%      2.97%         3.27%
Total expenses                                              0.65% 3       0.67% 3     0.66% 3    0.65% 3    0.61% 3       0.55% 3
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       63% 4        292%        149%       108%       123%          113%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $173,469,426 and $212,512,815, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            15 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
STRUCTURED NOTES. The Portfolio invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Portfolio records a realized gain or loss when a structured note is sold or matures. As of June 30, 2004, the market value of these securities comprised 1.7% of the Portfolio's net assets and resulted in unrealized cumulative losses of $19,345.
--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. As of June 30, 2004, the value of the internally designated assets was $62,777,855. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2004, the Portfolio had purchased $65,227,905 of securities on a when-issued basis or forward commitment and sold $2,460,204 of securities issued on a when-issued basis or forward commitment.


            16 | TOTAL RETURN PORTFOLIO

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2004, the Portfolio had available for federal income tax purposes an estimated capital loss carryfor-ward of $135,082,610 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Portfolio will utilize $13,066,289 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Portfolio did utilize $3,339,911 of capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Portfolio had available for federal income tax purposes post-October losses of $53,762 and unused capital loss carryforwards as follows:

               EXPIRING
               -------------------------
               2008       $  15,121,625
               2009          62,949,621
               2010          70,023,891
                          --------------
               Total      $ 148,095,137
                          ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio does purchase shares of the funds selected for deferral


            17 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued
by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Portfolio.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



--------------------------------------------------------------------------------

2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                YEAR ENDED JUNE 30, 2004    YEAR ENDED DECEMBER 31, 2003
                                             ----------------------------   -----------------------------
                                                  SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Sold                                           1,075,076    $  1,354,773       4,700,517    $  5,228,306
Dividends and/or distributions reinvested      5,404,570       6,755,713      10,318,915      10,318,915
Redeemed                                     (21,232,666)    (26,673,802)    (44,620,806)    (49,800,201)
                                            -------------------------------------------------------------
Net decrease                                 (14,753,020)   $(18,563,316)    (29,601,374)   $(34,252,980)
                                            =============================================================

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2004, were $176,708,254 and $203,369,049, respectively. There were purchases of $16,816,475 and sales of $16,165,107 of U.S. government and government agency obligations for the six months ended June 30, 2004.


            18 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $600 million of average daily net assets of the Portfolio and 0.45% of average daily net assets in excess of $600 million.
--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2004, the Portfolio paid $4,998 to OFS for services to the Portfolio.

      Additionally, Portfolios offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


            19 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIALSTATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

As of June 30, 2004, the Portfolio had outstanding futures contracts as follows:

                                                                              UNREALIZED
                           EXPIRATION   NUMBER OF     VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION            DATES   CONTRACTS       JUNE 30, 2004     (DEPRECIATION)
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds               9/21/04          70         $ 7,446,250          $ 124,398
U.S. Treasury Nts., 10 yr.    9/21/04          38           4,154,469             36,879
                                                                               ----------
                                                                                 161,277
                                                                               ----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.     9/30/04         118          24,844,531            (19,571)
U.S. Treasury Nts., 5 yr.     9/21/04           5             543,438             (4,675)
                                                                               ----------
                                                                                 (24,246)
                                                                               ----------
                                                                               $ 137,031
                                                                               ==========

--------------------------------------------------------------------------------

6. TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2004, the Portfolio had entered into the following total return swap agreements:

                                           PAID BY        RECEIVED BY                       UNREALIZED
                          NOTIONAL     THE FUND AT        THE FUND AT   TERMINATION       APPRECIATION
SWAP COUNTERPARTY           AMOUNT   JUNE 30, 2004      JUNE 30, 2004          DATE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------
                                                      Value of total
                                       One-Month     return of Lehman
                                     LIBOR less 50    Brothers CMBS
Deutsche Bank AG       $ 1,860,000    basis points        Index            12/31/04          $  --

                                                     Value of total
                                       One-Month     return of Lehman
                                     LIBOR less 55   Investment Grade
JP Morgan Chase Bank     1,860,000    basis points        Index             9/30/04             --
                                                                                            ------
                                                                                             $  --
                                                                                            ======

Index abbreviations are as follows:

CMBS Commercial Mortgage Backed Securities Markets

LIBOR London-Interbank Offered Rate

--------------------------------------------------------------------------------

7. ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $10,885,355, which represents 3.49% of the Portfolio's net assets.


            20 | TOTAL RETURN PORTFOLIO

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)